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                    SUPPLEMENT DATED FEBRUARY 1, 2011
                       TO SYMETRA FOCUS PROSPECTUS
                           DATED MAY 1, 2010

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Guaranteed Long Life Benefit Rider

Effective February 1, 2011, the optional Guaranteed Long Life Benefit rider ("GLLB Rider") described in the prospectus is no longer available for purchase.